TAXES ON INCOME - Income (loss) before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXES ON INCOME
Domestic	$ 30,008	$ (18,264)	$ 10,084
Foreign	6,639	6,949	6,503
Income (loss) before taxes on income	$ 36,647	$ (11,315)	$ 16,587